Financial risk management and financial instruments - Statement of Financial Position and Income Statement Impact (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial risk management and financial instruments
Financial assets	R 85,517	R 86,216
Financial liabilities	(155,495)	(168,266)
Net gain/(loss) on derivative instruments	2,003	2,364	R 3,287
Commodity and currency derivatives, Embedded derivatives and Non-derivative financial instruments
Financial risk management and financial instruments
Financial assets	6,395	3,978
Financial liabilities	(66)	(619)
Net gain/(loss) on derivative instruments	2,004	2,364	3,287
Crude oil put options
Financial risk management and financial instruments
Financial assets	1,055	279
Net gain/(loss) on derivative instruments	(391)	(953)	(507)
Crude oil zero cost collar
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments			3,953
Crude oil futures
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments		(180)	401
Ethane swap options
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments		(17)	(272)
Coal swap options
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments			1,099
Other commodity derivatives
Financial risk management and financial instruments
Financial assets		5
Financial liabilities	(30)	(7)
Net gain/(loss) on derivative instruments	(36)	(63)	180
Forward exchange contracts
Financial risk management and financial instruments
Financial assets	696	711
Financial liabilities	(15)	(11)
Net gain/(loss) on derivative instruments	1,132	1,091	(1,339)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets	609	302
Net gain/(loss) on derivative instruments	323	810	(301)
Convertible bond embedded derivative
Financial risk management and financial instruments
Financial liabilities	(7)	(59)
Net gain/(loss) on derivative instruments	52	1,233	867
Oxygen supply contract embedded derivative assets and liabilities
Financial risk management and financial instruments
Financial assets	863	508
Financial liabilities	(14)	(542)
Net gain/(loss) on derivative instruments	924	442	R (794)
Investments at fair value through profit or loss
Financial risk management and financial instruments
Financial assets	R 3,172	R 2,173